Note 20 Condensed consolidated income statements of companies sold in the USA subsidiary (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed consolidated income statements of companies sold in the USA subsidiary [Line Items]
Dividend income	€ 73	€ 76